Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0001414475
Registrant Name	Western Midstream Operating, LP
Registration File Number	333-296931-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES